Supplementary Data (Unaudited) (Tables)	12 Months Ended
Dec. 28, 2013
Supplemental Financial Information

Supplemental financial information (unaudited) by quarter is as follows for the years ended 2013 and 2012:

	2013				2012
	4Q	3Q	2Q	1Q	4Q	3Q	2Q	1Q
Revenue	$238,267	$316,263	$254,842	$106,829	$231,634	$319,181	$255,556	$119,883
Operating (loss) income	(57,742)	37,895	13,731	(41,861)	13,322	33,249	9,015	(40,171)
(Loss) income from continuing operations	(70,191)	22,950	244	(56,154)	433	19,656	(5,621)	(61,499)
Loss (income) from discontinued operations	271	160	(26)	123	535	1,287	2,221	(497)
Net (loss) income	$(70,462)	$22,790	$270	$(56,277)	$(102)	$18,369	$(7,842)	$(61,002)

Continental Cement Company, L.L.C. [Member]
Supplemental Financial Information

Supplemental financial information (unaudited) by quarter is as follows for the years ended December 28, 2013 and December 31, 2012:

	2013				2012
(in thousands)	4Q	3Q	2Q	1Q	4Q	3Q	2Q	1Q
Revenues	$22,509	$34,155	$27,224	$12,361	$25,304	$30,430	$26,141	$13,007
Operating income (loss)	9,259	10,965	9,053	(8,449)	7,625	7,124	9,097	(4,468)
Net income (loss)	$6,668	$8,157	$6,272	$(11,232)	$4,694	$3,977	$5,999	$(8,045)